SUBSEQUENT EVENTS (Detail Textuals)	1 Months Ended					6 Months Ended	12 Months Ended
	Apr. 16, 2018 USD ($) Warrant $ / shares shares	Mar. 16, 2018 USD ($) shares	Jan. 26, 2018 $ / shares shares	Nov. 20, 2017 USD ($) shares	Sep. 20, 2017 Director shares	Feb. 28, 2018 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) shares	Jun. 30, 2017 $ / shares
Subsequent Event [Line Items]
Common stock vesting period					4 years
Number of issuance of common shares			99,999	25,000
Value for issuance of common shares | $				$ 10,000			$ 773,081
Common stock price per share | $ / shares			$ 0.65					$ 1.00
Proceeds from Issuance of common stock | $						$ 592,137 [1]	$ 772,681
Subscription Agreement
Subsequent Event [Line Items]
Number of issuance of common shares						25,000	1,927,302
Value for issuance of common shares | $						$ 10,000	$ 770,921
Common stock price per share | $ / shares						$ 0.40
Minimum
Subsequent Event [Line Items]
Number of increased size directors | Director					5
Maximum
Subsequent Event [Line Items]
Number of increased size directors | Director					7
Dr. Emanuele | Restricted stock award
Subsequent Event [Line Items]
Restricted stock award granted					100,000
Common stock vesting period					4 years
Ms Erbez | Restricted stock award
Subsequent Event [Line Items]
Restricted stock award granted					100,000
Common stock vesting period					4 years
Subsequent event | Subscription Agreement
Subsequent Event [Line Items]
Number of issuance of common shares		23,000
Number of subscription agreements individual | Warrant	5
Purchase and sale of unit issued	390,306
Common stock price per share | $ / shares	$ 0.65
Proceeds from issuance or sale of equity | $	$ 253,700
Share Price | $ / shares	$ 1.50
Term of issuance of common stock	5 years
Proceeds from Issuance of common stock | $		$ 14,950

[1]	Restated